Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,359	$ 2,911
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,004	1,040
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,313	1,801
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42	70
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	427	393
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	232	235
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,700	2,283
Accumulated impairment [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	641	727
Accumulated impairment [member] | Related to specific allowances [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	359	303
Accumulated impairment [member] | Related to specific allowances [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	282	410
Accumulated impairment [member] | Related to specific allowances [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	0	14
Accumulated impairment [member] | Residential mortgages [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14	16
Accumulated impairment [member] | Consumer installment and other personal [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	101	105
Accumulated impairment [member] | Business and government loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	526	606
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,000	3,638
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,363	1,343
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,595	2,211
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42	84
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	441	409
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	333	340
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,226	$ 2,889